Consolidated Statements of Financial Position - CAD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current Assets
Cash and cash equivalents	$ 3,717	$ 7,560
Restricted cash	0	888
Marketable securities (Note 8)	12	595
Prepaid expenses and deposits	672	468
Receivables (Note 5)	1,310	1,081
Current assets	5,711	10,592
Non-Current Assets
Exploration and evaluation assets (Note 7)	93,200	85,634
Property, plant and equipment (Note 6)	51,189	51,258
Capital long-term prepayments (Note 6)	139	0
Long-term restricted cash	1,208	1,208
Total Assets	151,447	148,692
Current Liabilities
Accounts payable and accrued liabilities	3,579	8,828
Accrued interest	2,799	5,730
Convertible notes payable (Note 11)	63,963	40,101
Warrants (Note 11)	1,582	1,421
US warrants (Note 14 (c))	0	7
Lease liability (Note 12)	50	43
Current liabilities	71,973	56,130
Non-Current Liabilities
Government loan payable (Note 10)	7,824	4,299
Government grants (Note 10)	3,124	849
Royalty (Note 11)	1,283	858
Balance at December 31 – Long-term portion	83	132
Asset retirement obligations (Note 9)	2,842	3,126
Total Liabilities	87,129	65,394
Shareholders’ Equity
Common shares (Note 13)	307,723	304,721
Reserve (Note 13)	26,848	25,579
Accumulated other comprehensive income (loss)	4,639	(1,557)
Deficit	(274,892)	(245,445)
Total Shareholders’ Equity	64,318	83,298
Total Liabilities and Shareholders’ Equity	$ 151,447	$ 148,692